Financial and capital risks management (Other receivables) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial and capital risks management [line items]
Gross carrying amount	¥ 2,005,475
Loss allowance	52,531	¥ 38,531
Current (not past due) [member]
Financial and capital risks management [line items]
Gross carrying amount	1,967,567
Loss allowance	18,253
Within 1 year past due [member]
Financial and capital risks management [line items]
Gross carrying amount	0
Loss allowance	0
1 - 3 years past due [member]
Financial and capital risks management [line items]
Gross carrying amount	0
Loss allowance	0
More than 3 years past due [member]
Financial and capital risks management [line items]
Gross carrying amount	37,908
Loss allowance	¥ 34,278